Note 28 - Retained earnings, revaluation reserves and other reserves	12 Months Ended
Dec. 31, 2018
Retained earnings, revaluation reserves and other reserves.
Retained earnings, revaluation reserves and other reserves

28. Retained earnings, revaluation reserves and other reserves

The breakdown of the balance under this heading in the accompanying consolidated balance sheet is as follows:

Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Millions of euros)
	2018	2017	2016
Legal reserve	653	644	624
Restricted reserve	133	159	201
Reserves for regularizations and balance revaluations	3	12	20
Voluntary reserves	8,010	8,643	8,521
Total reserves holding company	8,799	9,458	9,366
Consolidation reserves attributed to the Bank and dependent consolidated companies.	14,164	14,132	12,439
Total	22,963	23,590	21,805

The impact of the first application of IFRS 9 and the change in accounting policies due to hyperinflation is recorded in the heading "Consolidation reserves attributed to the Bank and dependent consolidated companies" of the previous table (see Notes 1.3, 2.4 and 2.2.20).

28.1 Legal reserve

Under the amended Corporations Act, 10% of any profit made each year must be transferred to the legal reserve. The transfer must be made until the legal reserve reaches 20% of the common stock.

The legal reserve can be used to increase the common stock provided that the remaining reserve balance does not fall below 10% of the increased capital. While it does not exceed 20% of the common stock, it can only be allocated to offset losses exclusively in the case that there are not sufficient reserves available.

28.2 Restricted reserves

As of December 31, 2018, 2017 and 2016, the Bank’s restricted reserves are as follows:

Restricted Reserves (Millions of euros)
	2018	2017	2016
Restricted reserve for retired capital	88	88	88
Restricted reserve for Parent Company shares and loans for those shares	44	69	111
Restricted reserve for redenomination of capital in euros	2	2	2
Total	133	159	201

The restricted reserve for retired capital resulted from the reduction of the nominal par value of the BBVA shares made in April 2000.

The second heading corresponds to restricted reserves related to the amount of shares issued by the Bank in its possession at each date, as well as the amount of customer loans outstanding at those dates that were granted for the purchase of, or are secured by, the Parent Company shares.

Finally, pursuant to Law 46/1998 on the Introduction of the Euro, a restricted reserve is recognized as a result of the rounding effect of the redenomination of the Parent Company common stock in euros.

28.3 Retained earnings, revaluation reserves and other reserves by entity

The breakdown, by company or corporate group, under the headings “Retained earnings, revaluation reserves and other reserves” in the accompanying consolidated balance sheets is as follows:

Retained earnings, Revaluation reserves and Other reserves (Millions of euros)
	2018	2017	2016
Retained earnings and Revaluation reserves
Holding Company	14,643	15,625	14,101
BBVA Bancomer Group	10,014	9,442	9,108
BBVA Seguros, S.A.	(127)	(215)	(62)
Corporacion General Financiera, S.A.	1,084	1,202	1,187
BBVA Banco Provincial Group	(124)	(113)	(92)
BBVA Chile Group	552	951	1,264
BBVA Paraguay	119	108	98
Compañía de Cartera e Inversiones, S.A.	108	(20)	(27)
Anida Grupo Inmobiliario, S.L.	363	515	528
BBVA Suiza, S.A.	(53)	(57)	(1)
BBVA Continental Group	756	681	611
BBVA Luxinvest, S.A.	(48)	25	16
BBVA Colombia Group	998	926	803
BBVA Banco Francés Group	103	999	827
Banco Industrial De Bilbao, S.A.	-	25	61
Gran Jorge Juan, S.A.	(33)	(47)	(30)
BBVA Portugal Group	(66)	(436)	(477)
Participaciones Arenal, S.L.	(4)	(183)	(180)
BBVA Propiedad S.A.	-	(503)	(431)
Anida Operaciones Singulares, S.L.	(5,317)	(4,881)	(4,127)
Grupo BBVA USA Bancshares	(586)	(794)	(1,053)
Garanti Turkiye Bankasi Group	1,415	751	127
Unnim Real Estate	(587)	(576)	(477)
Bilbao Vizcaya Holding, S.A.	49	145	139
Pecri Inversión S.L.	(74)	(73)	(75)
Other	(164)	127	25
Subtotal	23,021	23,624	21,864
Metrovacesa Suelo, S.A.	(61)	(53)	(52)
Other	2	18	(7)
Subtotal	(59)	(35)	(59)
Total	22,963	23,590	21,805

For the purpose of allocating the reserves and accumulated losses to the consolidated entities and to the parent company, the transfers of reserves arising from the dividends paid and transactions between these entities are taken into account in the period in which they took place.